BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year ended December 31,
	2014	2015	2016

Numerator:

Net income attributed to Sapiens shareholders	$14,463	$20,016	$19,336
Adjustment to redeemable non-controlling interest	-	224	443

Net income used for earnings per share	$14,463	$20,240	$19,779

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	47,210	48,121	48,947
Stock options and warrants	1,427	1,206	833

Denominator for diluted net earnings per share - adjusted weighted average number of shares	48,637	49,327	49,780